Registration No. 033-59474
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
- - - - - - -
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 261
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 261
- - - - - - -
PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
- - - - - - -
Telephone Number (515) 235-1209
- - - - - - -

Britney L. Schnathorst
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
----------
Approximate Date of Proposed Public Offering: Immediately.
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b)
____    on (date) pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (March 1, 2019) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares
EXPLANATORY NOTE
This filing relates to the Registrant’s prospectuses dated March 1, 2019 for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares, which were included in post-effective amendment number 260 (as filed on February 26, 2019, SEC Accession No. 0000898745-19-000131), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 21st day of March, 2019.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	March 21, 2019

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	March 21, 2019

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	March 21, 2019

(E. Ballantine)* __________________________ E. Ballantine	Director	March 21, 2019

(L. T. Barnes)* __________________________ L. T. Barnes	Director	March 21, 2019

(C. Damos)* __________________________ C. Damos	Director	March 21, 2019

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	March 21, 2019

(P. G. Halter)* __________________________ P. G. Halter	Director	March 21, 2019

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	March 21, 2019

(T. Huang)* __________________________ T. Huang	Director	March 21, 2019

(K. McMillan)* __________________________ K. McMillan	Director	March 21, 2019

(E. Nickels)* __________________________ E. Nickels	Director	March 21, 2019

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	March 21, 2019

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274); filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800); filed for P. G. Halter as Ex-99(j)(3) on 12/15/2017 (Accession No. 0000898745-17-001335); and filed for M. M. VanDeWeghe as Ex-99(j)(3) on 06/13/2018 (Accession No. 0000898745-18-000440).

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document